Shareholder Report, Holdings (Details)	Sep. 30, 2025	Mar. 31, 2025
C000237974 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%
C000237974 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000237974 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143786 [Member] | Illumina, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143786 [Member] | Alcoa Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143786 [Member] | Vail Resorts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143786 [Member] | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143786 [Member] | Gap, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143786 [Member] | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143786 [Member] | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143786 [Member] | United Airlines Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143786 [Member] | YETI Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143786 [Member] | GE HealthCare Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143786 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143786 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143786 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000143786 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000143786 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000143786 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000143786 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000143786 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000143786 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000254986 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.70%
C000254986 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254986 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000183146 [Member] | Alpha Architect International Quantitative Momentum ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000183146 [Member] | Alpha Architect International Quantitative Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000183146 [Member] | Alpha Architect US Quantitative Momentum ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000183146 [Member] | Alpha Architect US Quantitative Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000183146 [Member] | Momentum ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000183146 [Member] | Value ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000183146 [Member] | Investments Purchased with Proceeds from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000238196 [Member] | United States Treasury Bill, 4.02%, 10/02/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000238196 [Member] | Schwab Intermediate-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000238196 [Member] | GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000238196 [Member] | Vanguard Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000238196 [Member] | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000238196 [Member] | Intermediate US Treasuries ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000238196 [Member] | Commodities Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000238196 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000238196 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143789 [Member] | IHI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143789 [Member] | Phoenix Financial Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143789 [Member] | Bank Leumi Le-Israel BM [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143789 [Member] | Bank Hapoalim BM [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143789 [Member] | Sumitomo Pharma Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143789 [Member] | First International Bank Of Israel Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143789 [Member] | Swissquote Group Holding SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143789 [Member] | Evolution Mining Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143789 [Member] | Genesis Minerals Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143789 [Member] | SUNeVision Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143789 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000143789 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000143789 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000143789 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000143789 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000143789 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000143789 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000143789 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143789 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143789 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143789 [Member] | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143789 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143789 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143789 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143789 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000143787 [Member] | Ramelius Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143787 [Member] | Endeavour Mining PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143787 [Member] | Yangzijiang Shipbuilding Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143787 [Member] | Telefonaktiebolaget LM Ericsson - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143787 [Member] | easyJet PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143787 [Member] | Essity AB - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143787 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143787 [Member] | Buzzi SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143787 [Member] | Nitto Denko Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143787 [Member] | Eiffage SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143787 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000143787 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000143787 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000143787 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143787 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000143787 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143787 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143787 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143787 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000143787 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000143787 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143787 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143787 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238588 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
C000238588 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		119.10%
C000238588 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(19.20%)
C000143788 [Member] | Bloom Energy Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143788 [Member] | Kratos Defense & Security Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143788 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143788 [Member] | Zscaler, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143788 [Member] | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143788 [Member] | Tapestry, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143788 [Member] | Western Digital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143788 [Member] | Capital One Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143788 [Member] | First Horizon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143788 [Member] | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143788 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000143788 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000143788 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000143788 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000143788 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000143788 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143788 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143788 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143788 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143788 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000254981 [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000254981 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000254981 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000254981 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000254981 [Member] | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000254981 [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000254981 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000254981 [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000254981 [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000254981 [Member] | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000254981 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000254981 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000254981 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000254981 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000254981 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000254981 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000254981 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000254981 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000254981 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000254981 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000254981 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000254981 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%